Offerings	Apr. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Equity Incentive Plan (Class A common stock, $0.0001 par value per share)
Amount Registered | shares	2,912,024
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 4,338,915.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 599.20
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of biote Corp.'s (the "Registrant") Class A common stock, $0.0001 par value (the "Class A common stock), that become issuable under the 2022 Equity Incentive Plan (the "2022 Plan") or the 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of shares of the Registrant's outstanding Class A common stock. (2) Estimated pursuant to Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Class A common stock as reported on the Nasdaq Stock Market LLC on April 9, 2026. (3) Represents additional shares of Class A common stock reserved for issuance pursuant to future awards under the 2022 Plan. To the extent that any awards outstanding under the 2022 Plan are forfeited, are cancelled, are held back upon exercise or settlement of an award to cover any exercise price, as applicable, or tax withholding, are reacquired by the Registrant prior to vesting, are satisfied without the issuance of stock or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the shares reserved for issuance pursuant to such awards will become available for issuance as shares of Class A common stock under the 2022 Plan. (4) The number of shares reserved for issuance under the 2022 Plan automatically increases on January 1st of each year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to 5% of the total number of shares of the Registrant's capital stock outstanding on a fully diluted basis and securities convertible into or exchangeable for the Registrant's capital stock on December 31st of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Class A common stock; provided, further, however, that the 3,877,750 shares of Class A common stock in the Phantom Share Reserve (as defined in the 2022 Plan) will not be subject to such automatic annual increases.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Employee Stock Purchase Plan (Class A common stock, $0.0001 par value per share)
Amount Registered | shares	459,583
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 684,778.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 94.57
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of biote Corp.'s (the "Registrant") Class A common stock, $0.0001 par value (the "Class A common stock), that become issuable under the 2022 Equity Incentive Plan (the "2022 Plan") or the 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of shares of the Registrant's outstanding Class A common stock. (2) Estimated pursuant to Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Class A common stock as reported on the Nasdaq Stock Market LLC on April 9, 2026. (5) Represents additional shares of Class A common stock reserved for issuance pursuant to future awards under the 2022 ESPP. Any Purchase Right (as defined in the 2022 ESPP) granted under the 2022 ESPP that terminates without having been exercised in full, the shares of Class A common stock not purchased under such Purchase Right will again become available for issuance under the 2022 ESPP. (6) The number of shares reserved for issuance under the 2022 ESPP automatically increase January 1st of each year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1% of the total number of shares of capital stock outstanding and securities convertible into or exchangeable for the Registrant's capital stock on December 31st of the preceding calendar year (inclusive of the share reserve for the 2022 ESPP and the 2022 Plan), and (ii) 797,724 shares of Class A common stock; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Class A common stock.